Share capital - Authorized share capital (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class B common shares
Common Share capital
Shares issued (in shares)	167,000,000	200,000,000	200,000,000
Class E common shares
Common Share capital
Shares issued (in shares)	107,000,000	67,000,000	66,000,000